Investment and Divestment (Details Narrative) - Castlefield Realty International Holdings Sdn Bhd [Member]	Jan. 16, 2017	Mar. 29, 2017
Share acquisition, description	Acquired 2 units of ordinary shares
Equity interest, percentage	100.00%
Divestment percentage		100.00%